Basis of Measurement - Schedule of Financial Instruments by Category (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Level 1 of fair value hierarchy [Member] | Trade and other payables [Member] | Financial liabilities at amortised cost, category [Member]
Financial liabilities
Financial liabilities	R$ 218,219
Financial liabilities, at fair value	218,219
Level 1 of fair value hierarchy [Member] | Suppliers [Member] | Financial liabilities at amortised cost, category [Member]
Financial liabilities
Financial liabilities		R$ 184,618
Financial liabilities, at fair value		184,618
Level 1 of fair value hierarchy [Member] | Cash and banks [Member] | Financial assets at amortised cost, category [Member]
Financial assets
Financial assets	137,653	291,194
Financial assets, at fair value	137,653	291,194
Level 1 of fair value hierarchy [Member] | Interest earning bank deposits [Member] | Financial assets at amortised cost, category [Member]
Financial assets
Financial assets	220,781	132,072
Financial assets, at fair value	220,781	132,072
Level 1 of fair value hierarchy [Member] | Trade receivables [Member] | Financial assets at amortised cost, category [Member]
Financial assets
Financial assets	1,105,934	803,523
Financial assets, at fair value	1,105,934	803,523
Level 2 of fair value hierarchy [Member] | Loans and leases liabilities [Member] | Financial liabilities at amortised cost, category [Member]
Financial liabilities
Financial liabilities	990,144	701,902
Financial liabilities, at fair value	990,144	701,902
Level 2 of fair value hierarchy [Member] | Debt securities [Member] | Financial liabilities at amortised cost, category [Member]
Financial liabilities
Financial liabilities	463,895	545,750
Financial liabilities, at fair value	463,895	545,750
Level 2 of fair value hierarchy [Member] | Obligations from acquisition of investment [Member] | Financial liabilities at amortised cost, category [Member]
Financial liabilities
Financial liabilities	109,175	352,751
Financial liabilities, at fair value	109,175	352,751
Level 2 of fair value hierarchy [Member] | Total for all related parties [Member] | Financial liabilities at amortised cost, category [Member]
Financial liabilities
Financial liabilities	1,351,097	620,842
Financial liabilities, at fair value	1,351,097	620,842
Level 2 of fair value hierarchy [Member] | Lease liabilities [Member] | Financial liabilities at amortised cost, category [Member]
Financial liabilities
Financial liabilities	304,097	57,480
Financial liabilities, at fair value	304,097	57,480
Level 2 of fair value hierarchy [Member] | Total for all related parties [Member] | Financial assets at amortised cost, category [Member]
Financial assets
Financial assets	377,020	29,322
Financial assets, at fair value	R$ 377,020	R$ 29,322